Goodwill and other intangible assets - Schedule of Movements in Other Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	€ 21,407	€ 18,341
Amortization expense	(2,053)	(1,580)	€ (1,681)	[1]
Other intangible assets, ending balance	21,640	21,407	18,341
Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	78,865	72,307	71,296
Changes in scope of consolidation	464	3,626	4,083
Acquisitions and other increases	571	616	818
Disposals and other decreases	(543)	(502)	(333)
Currency translation differences	2,533	2,818	(3,557)
Transfers	(174)	0	0
Other intangible assets, ending balance	81,716	78,865	72,307
Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(57,458)	(53,966)	(54,787)
Changes in scope of consolidation	11
Amortization expense	(2,196)	(1,740)	(1,819)
Impairment losses, net of reversals	454	(192)	(330)
Disposals and other decreases	525	462	321
Currency translation differences	(1,591)	(2,022)	2,649
Transfers	179		0
Other intangible assets, ending balance	(60,076)	(57,458)	(53,966)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	7,730	6,092
Other intangible assets, ending balance	6,226	7,730	6,092
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	11,207	9,600	5,730
Changes in scope of consolidation	0	1,805	3,951
Acquisitions and other increases	277	339	654
Disposals and other decreases	(72)	(313)	(44)
Currency translation differences	518	560	(593)
Transfers	(1,576)	(784)	(98)
Other intangible assets, ending balance	10,354	11,207	9,600
Acquired R&D | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(3,477)	(3,508)	(3,396)
Changes in scope of consolidation	0
Amortization expense	0	0	0
Impairment losses, net of reversals	(1,107)	(150)	(328)
Disposals and other decreases	75	313	44
Currency translation differences	(7)	(132)	158
Transfers	388		14
Other intangible assets, ending balance	(4,128)	(3,477)	(3,508)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	13,162	11,729
Other intangible assets, ending balance	14,927	13,162	11,729
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	65,906	61,074	63,953
Changes in scope of consolidation	499	1,821	132
Acquisitions and other increases	195	159	58
Disposals and other decreases	(423)	(173)	(243)
Currency translation differences	1,994	2,234	(2,926)
Transfers	1,408	791	100
Other intangible assets, ending balance	69,579	65,906	61,074
Products, trademarks and other rights | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(52,744)	(49,345)	(50,314)
Changes in scope of consolidation	0
Amortization expense	(2,099)	(1,621)	(1,707)
Impairment losses, net of reversals	1,561	(42)	(2)
Disposals and other decreases	411	133	232
Currency translation differences	(1,567)	(1,869)	2,460
Transfers	(214)		(14)
Other intangible assets, ending balance	(54,652)	(52,744)	(49,345)
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	515	520
Other intangible assets, ending balance	487	515	520
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	1,752	1,633	1,613
Changes in scope of consolidation	(35)	0	0
Acquisitions and other increases	99	118	106
Disposals and other decreases	(48)	(16)	(46)
Currency translation differences	21	24	(38)
Transfers	(6)	(7)	(2)
Other intangible assets, ending balance	1,783	1,752	1,633
Software | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(1,237)	(1,113)	(1,077)
Changes in scope of consolidation	11
Amortization expense	(97)	(119)	(112)
Impairment losses, net of reversals	0	0	0
Disposals and other decreases	39	16	45
Currency translation differences	(17)	(21)	31
Transfers	5		0
Other intangible assets, ending balance	(1,296)	€ (1,237)	€ (1,113)
IO License And Collaboration Agreement | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Amortization expense	€ (226)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.